UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Emerging Markets Fund
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Worldwide Emerging Markets Fund
Schedule of Investments
March 31, 2008 (unaudited)
Number
of Shares		Value
COMMON STOCK: 93.6%
Argentina: 1.3%
250,000	Inversiones y Representaciones S.A. (GDR) *	$3,512,500

Brazil: 11.7%
180,000	Anhanguera Educacional Participacoes S.A. *	2,461,959
284,000	BR Malls Participacoes S.A. *	2,524,876
482,200	Cia Hering *	2,467,747
247,064	Cia Vale do Rio Doce *	7,125,953
353,600	Cremer S.A. *	2,660,010
316,800	Even Construtora e Incorporadora SA *	1,807,242
345,000	Localiza Rent A CAR S.A.	3,283,467
52,500	Petroleo Brasileiro S.A. (ADR)	5,360,775
340,000	Ultrapetrol (Bahamas) Ltd. *	3,481,600
		31,173,629

China: 15.0%
7,140,000	Beijing Development * #	2,927,170
4,945,000	China Green Holdings Ltd. #	5,516,185
2,160,000	China Infrastructure Machinery Holdings Ltd. #	1,631,994
5,295,000	China Lifestyle Food & Beverages #	1,229,278
6,090,000	China Properties Group Ltd. #	2,689,302
12,434,000	China Rare Earth Holdings Ltd. #	2,577,885
4,000,000	CITIC International Financial #	2,058,040
219,900	Home Inns & Hotels Management, Inc. (ADR) *	4,329,831
2,000,000	Peace Mark Holdings Ltd. #	1,819,066
12,967,000	PYI Corp. #	3,061,047
3,800,000	Qin Jia Yuan Media Services Co. Ltd.	2,285,083
8,750,000	SRE Group Ltd. #	1,550,306
1,250,000	Stella International Holdings Ltd. #	2,179,933
3,589,200	Tian An China Investment Co. Ltd. #	3,180,146
338,200	Tian An China Investment Co. Ltd. Warrants *	22,162
	(HKD 10.00, expiring 01/02/10)
2,204,000	Yanzhou Coal Mining Co Ltd.	3,120,798
		40,178,226

Hungary: 0.7%
45,000	OTP Bank PCL #	1,856,536

India: 6.9%
278,000	Ansal Properties & infrastructure Ltd. #	1,081,142
3,380,190	GVK Power & Infrastructure Ltd. * #	3,390,235
176,500	Hirco PLC (GBP) * #	1,122,477
263,104	ICSA (India) Ltd.	2,594,644
341,656	Panacea Biotec Ltd.	2,874,952
204,000	Reliance Capital Ltd. #	6,302,463
103,000	Welspun-Gujarat Stahl Ltd. #	989,736
		18,355,649

Indonesia: 0.2%
8,000,000	Mitra Adiperkasa Tbk PT #	471,525

Israel: 1.8%
150,000	Israel Discount Bank Ltd.	2,099,063
182,500	Queenco Leisure International Ltd. * R	2,838,012
		4,937,075

Kazakhstan: 7.2%
178,350	Eurasian Natural Resources Corp. (GBP) *	3,486,530
292,000	Halyk Savings Bank Kazakhstan (GDR) Reg S #	4,814,646
60,000	Kazakhstan Kagazy PLC (GDR) *	240,000
510,300	Kazakhstan Kagazy PLC (GDR) * R	2,041,200
345,000	KazMunaiGas Exploration (GDR) Reg S * #	8,609,206
		19,191,582
Malaysia: 3.5%
2,100,000	CB Industrial Product Holding BHD #	2,754,109
3,892,800	KNM Group BHD #	6,477,259
		9,231,368
Mexico: 1.9%
55,000	America Movil S.A. de C.V. (ADR)	3,502,950
585,000	Grupo Televisa S.A. de C.V. *	1,687,487
		5,190,437
Peru : 0.9%
33,000	Credicorp. Ltd. (ADR)	2,367,420

Philippines: 2.0%
91,000,000	Megaworld Corp. #	5,378,929

Poland: 1.1%
35,000	AmRest Holdings N.V. * #	1,593,041
377,000	Multimedia Polska S.A.* #	1,458,187
		3,051,228

Russia: 9.7%
258,000	C.A.T. Oil A.G. * #	4,375,723
100,000	LUKOIL (ADR)	8,550,000
131,000	OAO Gazprom (ADR) #	6,675,624
800,000	Sberbank	2,501,835
250,000	Sistema Hals Reg S (GDR) *	1,790,000
80,000	Sistema Hals Reg S (GDR) * R	572,800
6,000	Vismpo-Avisma Corp. (USD)	1,361,905
		25,827,887

Singapore: 4.4%
4,140,000	CSE Global Ltd. #	2,802,992
1,220,000	Olam International Ltd. #	1,929,593
2,455,000	Sino-Environment Technology Group Ltd. * #	2,100,236
1,650,000	Wilmar International Ltd. * #	5,062,476
		11,895,297

South Africa: 4.6%
830,000	African Bank Investments Ltd. #	2,728,077
180,000	Bidvest Group Ltd. * #	2,488,381
175,000	Naspers Ltd. #	3,054,375
215,000	Spar Group Ltd. #	1,288,639
241,115	Standard Bank Group Ltd. #	2,625,494
		12,184,966

South Korea: 7.7%
298,000	Finetec Corp. #	3,590,934
75,500	Hyundai Mobis #	5,906,105
89,280	Inzi Controls Co. Ltd. #	419,756
51,908	SFA Engineering Corp. #	3,438,746
38,000	SSCP Co. Ltd. * #	869,334
62,952	Taewoong Co. Ltd. #	4,993,844
288,000	Won Ik Quartz Corp. #	1,514,302
		20,733,021

Taiwan: 7.7%
1,917,500	Awea Mechantronic Co. Ltd. #	3,636,615
2,725,000	China Ecotek Corp. #	3,716,464
1,400,000	Chrome ATE, Inc. #	3,317,612
746,948	HON HAI Precision Industry Co. Ltd. #	4,300,326
1,320,000	Lumax International Corp. Ltd. #	2,835,048
1,121,900	MJC Probe, Inc. #	2,875,505
		20,681,570

Thailand: 1.1%
1,675,000	Airports of Thailand PCL #	3,042,750

Turkey: 3.2%
30,000	BIM Birlesik Magazalar A.S. #	2,378,093
1,249,999	GSD Holding * #	1,140,217
530,000	Sinpas Gayrimenkul Yatrim Ortakligi A.S. * #	1,798,166
120,000	Tav Havalimanlari Holding A.S. * #	657,326
499,800	Tekfen Holding A.S. *	2,472,218
		8,446,020

Ukraine: 1.0%
106,000	XXI Century Investments Public Ltd. (GBP)* #	2,774,702

Total Common Stocks
(Cost: $234,864,685)		250,482,317

PREFERRED STOCK: 0.8%
Brazil: 0.8%
(Cost: $154,482)
77,000	Cia Vale do Rio Doce (ADR)	2,244,550

MONEY MARKET FUND: 4.3%
(Cost: $11,508,850)
	AIM Treasury Portfolio -
11,508,850	Institutional Class	11,508,850

Total Investments: 98.7%
(Cost: $246,528,017)		264,235,717
Other assets less liabilities: 1.3%		3,524,598
NET ASSETS: 100.0%		$267,760,315

ADR - American Depositary Receipt
GBP - British Pound
GDR - Global Depositary Receipt
SGD - Singapore Dollar
THB - Thai Baht
USD - United States Dollar

* -	Non-income producing
# -
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $165,057,298 which represented 61.6% of net assets.

R -
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities are considered liquid, unless otherwise noted, and the market value amounted to $5,452,012 or 2.0% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $249,158,913, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation		$56,350,257
Gross Unrealized Depreciation		(41,273,453)
Net Unrealized Appreciation		$15,076,804

Restricted securities held by the Fund are as follows:
	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
Queenco Leisure International Ltd.	7/6/2007	182,500	$2,448,979	$2,838,012	1.0%
Kazakhstan Kagazy PLC (GDR)	7/20/2005	510,300	2,551,500	2,041,200	0.8
Sistema Hals JSC	2/20/2008	80,000	606,400	572,800	0.2
			$5,606,879	$5,452,012	2.0%

Summary of
Investments by Industry	Investments	Value
Basic Materials	7.8%	$20,684,515
Communications	3.9	10,300,595
Consumer Cyclical	9.7	25,634,589
Consumer Non-cyclical	9.8	26,024,642
Diversified	3.0	7,887,769
Energy	13.9	36,692,126
Financial	20.9	55,118,336
Industrial	22.2	58,720,919
Technology	3.1	8,273,141
Utilities	1.3	3,390,235
Total Foreign Common and Preferred Stocks	95.6	252,726,867
Money Market Fund	4.4	11,508,850
	100.0%	$264,235,717

See Note to Schedule of Investments

Worldwide Emerging Markets Fund
Note to Schedule of Investments
March 31, 2008 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund's pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) – In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows:

Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Market Value of Investments
$87,669,569	$176,566,148	None	$264,235,717

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Emerging Markets Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Emerging Markets Fund

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Emerging Markets Fund

Date: May 29, 2008

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Emerging Markets Fund

Date: May 29, 2008